Note 25 Net defined benefit liability asset on the consolidated balance sheet (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit liabilities or assets on the consolidated balance sheet [Line Items]
Pension commitments		€ 4,218	€ 4,539	€ 5,050
Early retirement commitments		952	1,247	1,486
Medical benefits commitments		1,377	1,562	1,580
Other long term employee benefits	[1]	632	49	61
Defined benefit obligation, at present value		7,180	7,398	8,177
Pension plan assets		1,494	1,608	1,961
Medical benefit plan assets		1,494	1,484	1,532
Plan assets, at fair value	[2]	2,988	3,092	3,493
Total net defined benefit liability assets		4,193	4,305	4,684
Of which net defined net assets on the consolidated balance sheet	[3]	(15)	(16)	(8)
Of which net defined net liability on the consolidated balance sheet for provisions for pensions and similar obligations	[4]	3,576	4,272	4,631
Of which net defined net liability on the consolidated balance sheet for other long term employee benefits	[5]	€ 632	€ 49	€ 61

[1]	(*) The variation is mainly explained by the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A.
[2]	(*) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €165 million as of December 31, 2021 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
[3]	(**) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(***) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[5]	(****) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet. The variation is mainly explained by the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A.